EQ ADVISORS TRUSTSM

EQ/Large Cap Value Managed Volatility Portfolio

SUPPLEMENT DATED OCTOBER 23, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/Large Cap Value Managed Volatility Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Snezhana Otto	Senior Vice President and Portfolio Manager — US Large Cap Value Equities of AllianceBernstein	September 2025
Itay Moshenberg, CFA	Senior Quantitative Analyst and Portfolio Manager of AllianceBernstein	October 2025

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein L.P.” is amended by deleting the fourth paragraph in its entirety and replacing it with the following information:

The North American Value Investment Policy Group, comprised of senior North American Value Investment Team members, manages and makes investment decisions for the Active Allocated Portion of EQ/Large Cap Value Managed Volatility Portfolio. The North American Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Active Allocated Portion of the Portfolio. The members of the North American Value Investment Policy Group with the most significant responsibility for the investment decisions for the Active Allocated Portion of the Portfolio are Snezhana Otto and Itay Moshenberg, CFA.

Snezhana Otto is a Senior Vice President and Portfolio Manager for US Large Cap Value Equities. She previously served as a portfolio manager for US Mid Cap Value and a senior research analyst for US Large Cap Value. She has been with AllianceBernstein since 2018 and has 16 years of industry experience.

Itay Moshenberg, CFA, Senior Quantitative Analyst and Portfolio Manager at AllianceBernstein. He joined the Global and International Value Equities team as a Senior Quantitative Analyst in 2011. Previously, Mr. Moshenberg was a quantitative analyst for Global Real Estate and North American Value Equities. He joined AllianceBernstein in 2003 as a programmer for Value Equities. He is a CFA charterholder.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — AllianceBernstein L.P. (“AllianceBernstein”)” is amended to add the following information:

AllianceBernstein L.P. (“AllianceBernstein”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of September 30, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Large Cap Value Managed Volatility Portfolio
Itay Moshenberg, CFA	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of September 30, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Large Cap Value Managed Volatility Portfolio
Itay Moshenberg, CFA	X